Series, Precious Metals and Minerals Fund
USAA PRECIOUS METALS AND MINERALS FUND
INVESTMENT OBJECTIVE
The USAA Precious Metals and Minerals Fund (the Fund) has an investment objective to seek long-term capital appreciation and to protect the purchasing power of your capital against inflation.
FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Precious Metals and Minerals Fund) Series, Precious Metals and Minerals Fund	Fund Shares, Precious Metals and Minerals Fund	Institutional Shares, Precious Metals and Minerals Fund	Adviser Shares, Precious Metals and Minerals Fund
Sales Charge (Load) Imposed on Purchases	none	none	none
Purchase Fee	none	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none
Redemption Fee (on shares held less than 60 days)			1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Precious Metals and Minerals Fund) Series, Precious Metals and Minerals Fund		Fund Shares, Precious Metals and Minerals Fund	Institutional Shares, Precious Metals and Minerals Fund	Adviser Shares, Precious Metals and Minerals Fund
Management Fees	[1]	0.78%	0.76%	0.75%
Distribution and/or Service (12b-1) Fees		none	none	0.25%
Other Expenses		0.37%	0.23%	0.90%
Total Annual Operating Expenses		1.15%	0.99%	1.90%
Reimbursement from Adviser				(0.45%)
Total Annual Operating Expenses After Reimbursement		1.15%	0.99%	1.45%	[2]
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. The performance fee adjustment increased the management fee of 0.75% by 0.03% for Fund Shares, 0.01% for Institutional Shares and less than 0.01% for the Adviser Shares for the most recent fiscal year ended May 31, 2011.
[2]	(b) The Adviser has agreed, through October 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.45% of the Adviser Shares’ average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after October 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued.

Expense Example (Precious Metals and Minerals Fund) Series, Precious Metals and Minerals Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Fund Shares, Precious Metals and Minerals Fund	117	365	633	1,398
Institutional Shares, Precious Metals and Minerals Fund	101	315	547	1,213
Adviser Shares, Precious Metals and Minerals Fund	193	597	1,026	2,222

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to normally invest at least 80% of its assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. This 80% policy may be changed upon at least 60 days' notice to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

Because of commodity price volatility and the increased impact such volatility has on the profitability of precious metals and minerals companies, there are additional risks involved in investing in precious metals and minerals securities. In addition, because the Fund focuses on investments in securities of precious metals and minerals companies, the Fund's performance largely depends on the overall condition of these companies, and the Fund could be subject to greater risks and greater market fluctuations than other funds with a portfolio of securities representing a broader range of investment objectives. Precious metals and minerals companies could be affected by sharp price volatility caused by global economic, financial, and political factors. Resource availability, government regulation, and economic cycles could also adversely affect these companies. However, since the market action of such securities has tended to move independently of the broader financial markets, the addition of precious metals and minerals securities to your portfolio may reduce overall fluctuations in portfolio value.

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer or a limited number of issuers. The securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results than a diversified fund.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares, Fund Shares, Institutional Shares, and Adviser Shares. The bar chart illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

SIX-MONTH YTD TOTAL RETURN
-9.00% (6/30/11)
BEST QUARTER*	WORST QUARTER*
38.91% 1st Qtr. 2002	-30.36% 3rd Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (Precious Metals and Minerals Fund) Series, Precious Metals and Minerals Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
		39.92%	25.66%	30.80%
After Taxes on Distributions		37.46%	23.77%	29.35%
After Taxes on Distributions and Sales		28.29%	22.05%	27.92%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Philadelphia Gold & Silver Index (reflects no deduction for fees, expenses, or taxes)		21.60%	9.02%	15.19%
NYSE Arca Gold Miners (GDM) Index (reflects no deduction for fees, expenses, or taxes)	[1]	34.75%	14.61%	23.45%
Lipper Precious Metals Funds Index (reflects no deduction for taxes)		45.11%	21.31%	25.76%
Institutional Shares, Precious Metals and Minerals Fund		40.37%			26.71%		Aug. 01, 2008
Institutional Shares, Precious Metals and Minerals Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes)					2.02%		Aug. 01, 2008	[2]
Institutional Shares, Precious Metals and Minerals Fund Philadelphia Gold & Silver Index (reflects no deduction for fees, expenses, or taxes)					13.93%		Aug. 01, 2008	[2]
Institutional Shares, Precious Metals and Minerals Fund NYSE Arca Gold Miners (GDM) Index (reflects no deduction for fees, expenses, or taxes)					16.30%	[1]	Aug. 01, 2008	[2]
Institutional Shares, Precious Metals and Minerals Fund Lipper Precious Metals Funds Index (reflects no deduction for taxes)					25.76%		Aug. 01, 2008	[2]
Adviser Shares, Precious Metals and Minerals Fund					30.28%		Aug. 01, 2010
[1]	** As of July 15, 2011, the NYSE Arca Gold Miners Index replaces the Philadelphia Gold & Silver Index as it more closely represents the securities held in the Fund.
[2]	* The average annual total return for the S&P 500 Index, Philadelphia Gold & Silver Index, GDM Index, and Lipper Precious Metals Funds Index from August 1, 2010 - the inception date of the Adviser Shares - through December 31, 2010, was 15.19%, 34.19%, 28.32%, and 33.92%, respectively.